Themes Transatlantic Defense ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary Products - 0.1%
Colt CZ Group SE	1,083	$ 46,701
Smith & Wesson Brands, Inc.	4,735	71,214
		117,915

Financial Services - 1.3%
FTAI Aviation Ltd.	4,712	1,274,737

Industrial Products - 96.6% (a)
AAR Corp. (b)	1,778	254,130
AeroVironment, Inc. (b)	1,392	229,777
Airbus SE	23,041	5,121,568
AIRO Group Holdings, Inc. (b)	2,386	17,633
Altinay Savunma Teknolojileri AS (b)	118,906	42,570
Archer Aviation, Inc. - Class A (b)	28,564	135,108
Aselsan Elektronik Sanayi Ve Ticaret AS	54,456	402,762
Astronics Corp. (b)	1,355	110,107
Astronics Corp. - Class B (b)	271	20,596
Avio SpA	1,538	55,268
Axon Enterprise, Inc. (b)	3,418	1,916,165
BAE Systems PLC	138,456	3,386,606
Beta Technologies, Inc. - Class A (b)	5,815	97,401
Bodycote PLC	8,054	70,937
Boeing Co. (b)	33,729	7,301,317
Bombardier, Inc. - Class B (b)	4,016	924,650
BWX Technologies, Inc.	4,268	830,766
Byrna Technologies, Inc. (b)	2,090	14,024
Cadre Holdings, Inc.	1,258	35,866
Chemring Group PLC	12,480	84,757
Cirrus Aircraft Ltd.	9,661	41,512
Cohort PLC	3,727	60,807
Crane Co.	2,240	499,677
CSG NV (b)	7,015	104,058
Curtiss-Wright Corp.	1,738	1,316,987
Dassault Aviation SA	813	266,789
Ducommun, Inc. (b)	585	108,348
Eve Holding, Inc. (b)	11,285	28,325
Exail Technologies SA (b)	353	48,441
Firefly Aerospace, Inc. (b)	3,270	96,138
Gabler Group AG (b)	1,051	44,432
General Dynamics Corp.	10,277	3,640,524
General Electric Co.	26,117	9,760,706
HEICO Corp.	1,895	674,980
Hensoldt AG	2,881	223,054
Hexcel Corp.	3,609	361,117
Honeywell Aerospace, Inc. (b)	14,123	3,122,313
Honeywell International, Inc.	14,123	3,162,140
Howmet Aerospace, Inc.	18,100	4,866,366
Huntington Ingalls Industries, Inc.	1,771	495,685
Innovative Solutions and Support, Inc. (b)	2,756	49,608
Intuitive Machines, Inc. (b)	4,995	106,843
Joby Aviation, Inc. (b)	27,428	244,658
Karman Holdings, Inc. (b)	3,534	176,417

Kratos Defense & Security Solutions, Inc. (b)	8,505		424,059
L3Harris Technologies, Inc.	8,685		2,523,774
Leonardo DRS, Inc.	2,379		101,512
Leonardo SpA	18,456		989,543
LISI SA	820		61,556
Loar Holdings, Inc. (b)	836		67,390
Lockheed Martin Corp.	10,219		5,206,172
Melrose Industries PLC	58,285		367,156
Mercury Systems, Inc. (b)	2,388		292,124
Mirion Technologies, Inc. (b)	11,023		197,642
Moog, Inc. - Class A	1,290		546,754
MTU Aero Engines AG	2,492		1,036,150
National Presto Industries, Inc.	365		45,621
Northrop Grumman Corp.	6,630		3,376,725
OSI Systems, Inc. (b)	741		162,057
QinetiQ Group PLC	22,120		123,937
Redwire Corp. (b)	4,983		60,942
RENK Group AG	3,760		181,191
Rheinmetall AG	2,137		2,418,531
Rocket Lab Corp. (b)	24,758		2,516,651
Rolls-Royce Holdings PLC	375,042		7,186,535
RTX Corp.	40,233		7,633,407
Saab AB	13,971		724,460
Safran SA	12,454		4,909,312
Scandinavian Astor Group AB (b)	28,544		53,135
SDT Uzay VE Savunma Teknolojileri AS	9,025		51,175
Senior PLC	18,622		71,140
Textron, Inc.	8,337		764,753
Thales SA	4,015		1,031,275
TransDigm Group, Inc.	2,561		3,411,354
Vertical Aerospace Ltd. (b)	8,280		14,407
Virgin Galactic Holdings, Inc. (b)	11,796		34,090
York Space Systems, Inc. (b)	5,406		133,096
			97,269,559

Materials - 0.1%
Park Aerospace Corp.	1,616		61,667

Software & Technology Services - 0.1%
Amentum Holdings, Inc. (b)	6,545		135,285

Tech Hardware & Semiconductors - 1.4%
Teledyne Technologies, Inc. (b)	2,167		1,445,172

Telecommunications - 0.0% (c)
Satellogic, Inc. (b)	7,096		40,589
TOTAL COMMON STOCKS (Cost $93,605,803)			100,344,924

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (d)	152,583		152,583
TOTAL MONEY MARKET FUNDS (Cost $152,583)			152,583

TOTAL INVESTMENTS - 99.8% (Cost $93,758,386)			100,497,507
Other Assets in Excess of Liabilities - 0.2%		0.00227	228,735

TOTAL NET ASSETS - 100.0%	$ 100,726,242
Percentages are stated as a percent of net assets. PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Transatlantic Defense ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 100,344,924	$ –	$ –	$ 100,344,924
Money Market Funds	152,583	–	–	152,583
Total Investments	$ 100,497,507	$ –	$ –	$ 100,497,507

Refer to the Schedule of Investments for further disaggregation of investment categories.